Shareholder Fees	Jan. 28, 2026 USD ($)
Leuthold Core Investment Fund | Leuthold Core Investment Fund Retail Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Leuthold Core Investment Fund | Leuthold Core Investment Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Leuthold Global Fund | Leuthold Global Fund Retail Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Leuthold Global Fund | Leuthold Global Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	2.00%
Leuthold Grizzly Short Fund | Leuthold Grizzly Short Fund Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0